As filed with the Securities and Exchange Commission on August 30, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.

Post-Effective Amendment No. 160

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No. 161

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.

☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.

☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Transamerica Tactical Allocation and Transamerica Tactical Rotation.

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed in Post-Effective Amendment No. 157 to the Registration Statement of Transamerica Funds on behalf of Transamerica Tactical Allocation and Transamerica Tactical Rotation as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on June 15, 2012 (Accession Number 0001193125-12-272287), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until September 17, 2012.

The prospectuses and statement of additional information for the other series and classes of Transamerica Funds, as previously filed with the Securities and Exchange Commission, are incorporated herein by reference.

TRANSAMERICA FUNDS

OTHER INFORMATION

PART C

Item 28	Exhibits

List all exhibits filed as part of the Registration Statement.

(a) Amended and Restated Declaration of Trust (16)

(b) By-laws (16)

(c) Not Applicable

(d) Investment Advisory Agreements

(d)(1)	Transamerica Flexible Income (16)
(d)(2)	Transamerica Growth (9)
(d)(3)	Transamerica High Yield Bond (9)
(d)(3)(i)	Amendment to Investment Advisory Agreement dated November 30, 2009 (24)
(d)(4)	Transamerica Capital Growth (14)
(d)(4)(i)	Amendment to Investment Advisory Agreement dated November 6, 2009 (24)
(d)(5)	Transamerica Growth Opportunities (13)
(d)(5)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (24)
(d)(5)(ii)	Amendment to Investment Advisory Agreement dated April 9, 2010 (27)
(d)(5)(iii)	Amendment to Investment Advisory Agreement dated February 10, 2012 (37)
(d)(6)	Transamerica International Equity Opportunities (17)
(d)(6)(i)	Amendment to Investment Advisory Agreement dated August 1, 2009 (24)
(d)(7)	Transamerica Money Market, Transamerica Total Return, Transamerica Asset Allocation – Conservative
Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation – Growth
Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, and Transamerica Multi-Manager
International Portfolio (14)
(d)(8)	Transamerica Global Real Estate Securities and Transamerica Real Return TIPS (9)
(d)(8)(i)	Amendment to Investment Advisory Agreement dated July 1, 2009 (24)
(d)(9)	Transamerica Multi-Managed Balanced (6)
(d)(9)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (24)
(d)(10)	Transamerica Mid Cap Value, Transamerica Large Company (formerly Transamerica Large Cap Value),
Transamerica Short-Term Bond, Transamerica Developing Markets Debt and Transamerica Small Company
Growth (16)
(d)(10)(i)	Amendment to Investment Advisory Agreement dated June 1, 2010 (27)
(d)(10)(ii)	Amendment to Investment Advisory Agreement dated November 20, 2009 (30)
(d)(10)(iii)	Amendment to Investment Advisory Agreement dated August 31, 2011 (34)
(d)(10)(iv)	Amendment to Investment Advisory Agreement dated July 1, 2012 (39)
(d)(10)(v)	Amendment to Investment Advisory Agreement dated July 31, 2012 (39)
(d)(11)	Transamerica International Value, Transamerica International, Transamerica Developing Markets Equity,
Transamerica International Bond and Transamerica Global Allocation (16)
(d)(11)(i)	Amendment to Investment Advisory Agreement dated December 15, 2010 (30)
(d)(11)(ii)	Amendment to Investment Advisory Agreement dated May 1, 2011 (34)
(d)(12)	Transamerica Bond, Transamerica Commodity Strategy, Transamerica Long/Short Strategy and Transamerica
Global Macro (13)
(d)(12)(i)	Amendment to Investment Advisory Agreement dated November 1, 2009 (24)
(d)(12)(ii)	Amendment to Investment Advisory Agreement dated September 30, 2010 (28)
(d)(12)(iii)	Amendment to Investment Advisory Agreement dated January 5, 2011 (30)
(d)(12)(iv)	Amendment to Investment Advisory Agreement dated July 1, 2011 (33)
(d)(13)	Transamerica International Small Cap (16)
(d)(14)	Transamerica International Value Opportunities and Transamerica Emerging Markets (20)
(d)(15)	Intentionally Omitted
(d)(16)	Transamerica Core Bond (22)
(d)(17)	Transamerica Diversified Equity (24)
(d)(18)	Transamerica Multi-Manager Alternative Strategies Portfolio (13)
(d)(19)	Transamerica Managed Futures Strategy (28)

(d)(20)	Transamerica Cayman Managed Futures Strategy, Ltd. and Transamerica Cayman Commodity Strategy, Ltd.
(“Cayman Subsidiaries”) (30)
(d)(20)(i)	Amendment to Investment Advisory Agreement - Transamerica Cayman Global Allocation, Ltd. (33)
(d)(20)(ii)	Investment Advisory Agreement Fee Waiver with respect to Cayman Subsidiaries (30)
(d)(20)(iii)	Investment Advisory Agreement Fee Waiver with respect to Transamerica Cayman Global Allocation, Ltd.
(33)
(d)(21)	Transamerica International Equity (31)
(d)(21)(i)	Amendment to Investment Advisory Agreement dated May 1, 2011 - Transamerica Arbitrage Strategy (32)
(d)(21)(ii)	Amendment to Investment Advisory Agreement dated August 31, 2011 - Transamerica Select Equity and
Transamerica Emerging Markets Debt (33)
(d)(21)(iii)	Amendment to Investment Advisory Agreement dated October 31, 2011 - Transamerica Tactical Income (35)
(d)(21)(iv)	Amendment to Investment Advisory Agreement dated April 30, 2012 - Transamerica Emerging Markets
Equity, Transamerica Large Cap Growth and Transamerica Small Cap Value (38)
(d)(21)(v)	Amendment to Investment Advisory Agreement dated August 31, 2012 - Transamerica Small Cap Growth
(39)
(d)(21)(vi)	Amendment to Investment Advisory Agreement dated , 2012 - Transamerica Tactical Allocation and
Transamerica Tactical Rotation (to be filed by amendment)
(d)(22)	Transamerica Large Cap Value (formerly Transamerica Quality Value) (29)
(d)(22)(i)	Amendment to Investment Advisory Agreement dated July 31, 2012 (39)
(d)(23)	Transamerica Small/Mid Cap Value (4)
(d)(24)	Transamerica Income & Growth and Transamerica Enhanced Muni (to be filed by amendment)

Sub-Advisory Agreements

(d)(25)	Transamerica Flexible Income (32)
(d)(25)(i)	Amendment to Investment Sub-Advisory Agreement dated October 31, 2011 - Transamerica Tactical
Income (35)
(d)(25)(ii)	Amendment to Investment Sub-Advisory Agreement dated , 2012 - Transamerica Tactical
Allocation and Transamerica Tactical Rotation (to be filed by amendment)
(d)(26)	Transamerica High Yield Bond (9)
(d)(26)(i)	Amendment to Investment Sub-Advisory Agreement dated November 13, 2009 (24)
(d)(27)	Transamerica Capital Growth, Transamerica Developing Markets Debt, Transamerica Growth Opportunities and
Transamerica Small Company Growth (24)
(d)(27)(i)	Amendment to Investment Sub-Advisory dated November 6, 2009 (24)
(d)(27)(ii)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (27)
(d)(27)(iii)	Amendment to Investment Sub-Advisory Agreement dated June 1, 2010 (27)
(d)(27)(iv)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (32)
(d)(27)(v)	Amendment to Investment Sub-Advisory Agreement dated February 10, 2012 (37)
(d)(27)(vi)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2012 (39)
(d)(28)	Transamerica Growth (14)
(d)(29)	Transamerica Money Market (32)
(d)(30)	Transamerica Total Return (4)
(d)(30)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (24)
(d)(31)	Transamerica Global Real Estate Securities (33)
(d)(32)	Transamerica Real Return TIPS (5)
(d)(32)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (24)
(d)(33)	Transamerica Small/Mid Cap Value (32)
(d)(34)	Transamerica Multi-Managed Balanced (6)
(d)(34)(i)(a)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – BlackRock (32)
(d)(34)(i)(b)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – JPMorgan (32)
(d)(35)	Transamerica Mid Cap Value (7)
(d)(36)	Transamerica Large Company (formerly Transamerica Large Cap Value) and Transamerica Global
Allocation(13)
(d)(36)(i)	Amendment to Investment Sub-Advisory Agreement dated September 30, 2010 (30)
(d)(36)(ii)	Amendment to Investment Sub-Advisory Agreement dated July 31, 2012 (39)
(d)(37)	Transamerica Short-Term Bond (32)
(d)(37)(i)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (32)
(d)(38)	Transamerica International Value (30)
(d)(39)	Transamerica International (22)
(d)(40)	Transamerica Developing Markets Equity (16)

(d)(42)	Transamerica International Bond and Transamerica Core Bond (8)
(d)(42)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2009 (22)
(d)(42)(ii)	Amendment to Investment Sub-Advisory Agreement dated January 5, 2011 – Transamerica Long/Short
Strategy (30)
(d)(42)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2012 (39)
(d)(43)	Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Moderate Portfolio,
Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio
and Transamerica Multi-Manager International Portfolio - Morningstar Asset Allocation Management
Agreement Amendment (13)
(d)(43)(i)	Amendment to Asset Allocation Management Agreement dated April 17, 2012 - Transamerica Multi-
Manager Alternative Strategies Portfolio (38)
(d)(44)	Intentionally Omitted
(d)(45)	Transamerica International Equity Opportunities (10)
(d)(45)(i)	Amendment to Investment Sub-Advisory Agreement dated August 1, 2009 (24)
(d)(46)	Transamerica Bond (13)
(d)(46)(i)	Amendment to Investment Sub-Advisory Agreement dated July 1, 2011 (33)
(d)(47)	Transamerica Value (13)
(d)(48)	Transamerica International Small Cap (16)
(d)(49)	Transamerica International Value Opportunities (20)
(d)(49)(i)	Amendment to Investment Sub-Advisory Agreement dated January 1, 2009 (21)
(d)(50)	Transamerica Emerging Markets (20)
(d)(50)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (27)
(d)(50)(ii)	Amendment to Investment Sub-Advisory Agreement dated November 15, 2010 – Transamerica Large Cap
Value (formerly Transamerica Quality Value) (29)
(d)(50)(iii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 – Transamerica Diversified
Equity (32)
(d)(50)(iv)	Amendment to Investment Sub-Advisory Agreement dated February 10, 2012 (37)
(d)(50)(v)	Amendment to Investment Sub-Advisory Agreement dated July 31, 2012 (39)
(d)(51)	Transamerica Global Macro (24)
(d)(52)	Transamerica Managed Futures Strategy (28)
(d)(52)(i)	Amendment to Investment Sub-Advisory Agreement dated October 1, 2011 (37)
(d)(53)	Transamerica Commodity Strategy (28)
(d)(54)	Transamerica Cayman Managed Futures Strategy, Ltd. (30)
(d)(55)	Transamerica Cayman Commodity Strategy, Ltd. (30)
(d)(56)	Transamerica Cayman Global Allocation, Ltd. (33)
(d)(57)	Transamerica International Equity (31)
(d)(58)	Transamerica Arbitrage Strategy (32)
(d)(59)	Transamerica Select Equity (33)
(d)(60)	Transamerica Emerging Markets Debt (33)
(d)(61)	Transamerica Emerging Markets Equity (38)
(d)(62)	Transamerica Large Cap Growth (38)
(d)(63)	Transamerica Small Cap Value (38)
(d)(64)	Transamerica Small Cap Growth (39)
(d)(65)	Transamerica Large Cap Value (formerly Transamerica Quality Value) (39)
(d)(66)	Transamerica Income & Growth (to be filed by amendment)
(d)(67)	Transamerica Enhanced Muni (to be filed by amendment)

(e)(1)	Underwriting Agreement (16)
(e)(1)(i)	Amended Schedule I dated March 1, 2012 (37)
(e)(1)(ii)	Amended Schedule I dated April 30, 2012 (38)
(e)(1)(iii)	Amended Schedule I dated August 31, 2012 (39)
(e)(1)(iv)	Amended Schedule I dated , 2012 (to be filed by amendment)
(e)(1)(v)	Amended Schedule I dated October 31, 2012 (to be filed by amendment)

(e)(2)	Dealer’s Sales Agreement (25)
(e)(2)(i)	Amended Appendix A to Dealer Sales Agreement (to be filed by amendment)
(e)(3)	Service Agreement (3)
(e)(4)	Wholesaler’s Agreement (2)

(f)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010 (26)

(g)(1)	Custody Agreement dated January 1, 2011 (32)
(g)(2)	Master Custodian Agreement with respect to Cayman Subsidiaries (33)
(g)(2)(i)	Amendment to Master Custodian Agreement with respect to Cayman Subsidiaries (33)

(h)(1)	Transfer Agency Agreement (33)

(h)(2)	Administrative Services Agreement dated July 15, 2010 (28)
(h)(2)(i)	Amendment to Administrative Services Agreement dated February 1, 2012 (38)
(h)(2)(ii)	Amended Schedule A dated March 1, 2012 (37)
(h)(2)(iii)	Amended Schedule A dated April 30, 2012 (38)
(h)(2)(iv)	Amended Schedule A dated August 31, 2012 (39)
(h)(2)(v)	Amended Schedule A dated (to be filed by amendment)
(h)(2)(vi)	Amended Schedule A dated October 31, 2012 (to be filed by amendment)

(h)(3)	Expense Limitation Agreement dated March 1, 2011 (34)
(h)(3)(i)	Amended Schedules A and B dated March 1, 2012 (37)
(h)(3)(ii)	Amended Schedules A and B dated April 30, 2012 (38)
(h)(3)(iii)	Amended Schedules A and B dated August 31, 2012 (39)
(h)(3)(iv)	Amended Schedules A and B dated (to be filed by amendment)
(h)(3)(v)	Amended Schedules A and B dated October 31, 2012 (to be filed by amendment)

(i)	Opinion and Consent of Counsel (37)

(j)	n/a

(k)	n/a

(l)	Investment Letter from Sole Shareholder (1)

(m)(1)	Amended and Restated Plan of Distribution under Rule 12b-1 (16)
(m)(1)(i)	Amended Schedule A dated March 1, 2012 (37)
(m)(1)(ii)	Amended Schedule A dated April 30, 2012 (38)
(m)(1)(iii)	Amended Schedule A dated August 31, 2012 (39)
(m)(1)(iv)	Amended Schedule A dated (to be filed by amendment)
(m)(1)(v)	Amended Schedule A dated October 31, 2012 (to be filed by amendment)

(n)(1)	Amended and Restated Plan for Multiple Classes of Shares dated as of March 1, 2012 (38)
(n)(1)(i)	Amended Schedule A dated March 1, 2012 (37)
(n)(1)(ii)	Amended Schedule A dated April 30, 2012 (38)
(n)(1)(iii)	Amended Schedule A dated August 31, 2012 (39)
(n)(1)(iv)	Amended Schedule A dated (to be filed by amendment)
(n)(1)(v)	Amended Schedule A dated October 31, 2012 (to be filed by amendment)

(o)	Reserved

(p)(1)	Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc. (16)

SUB-ADVISERS
(p)(2)	AEGON USA Investment Management, LLC (37)
(p)(3)	Water Island Capital, LLC (32)
(p)(4)	Jennison Associates LLC (32)
(p)(5)	Pacific Investment Management Company LLC (37)
(p)(6)	CBRE Clarion Securities, LLC (37)
(p)(7)	J.P. Morgan Investment Management Inc. (37)
(p)(8)	Morgan Stanley Investment Management Inc. (9)
(p)(9)	Hansberger Global Investors, Inc. (32)
(p)(10)	Neuberger Berman Management LLC (37)
(p)(11)	Oppenheimer Funds, Inc. LP (37)
(p)(12)	Morningstar Associates, LLC (9)
(p)(13)	Loomis, Sayles & Company, L.P. (37)
(p)(14)	BlackRock Investment Management, LLC (11)

(p)(15)	Thompson, Siegel & Walmsley LLC (37)
(p)(16)	Third Avenue Management LLC (37)
(p)(17)	MFS Investment Management (12)
(p)(18)	Schroder Investment Management North America Inc. (32)
(p)(19)	Thornburg Investment Management, Inc. (37)
(p)(20)	Wellington Management Company, LLP (37)
(p)(21)	First Quadrant, L.P. (37)
(p)(22)	AQR Capital Management, LLC (32)
(p)(23)	Goldman Sachs Asset Management, L.P.(32)
(p)(24)	Systematic Financial Management L.P. (32)
(p)(25)	Institutional Capital LLC (33)
(p)(26)	Logan Circle Partners, L.P. (37)
(p)(27)	ClariVest Asset Management LLC (38)
(p)(28)	BNP Paribas Asset Management Inc. (38)
(p)(29)	Lombardia Capital Partners LLC (38)
(p)(30)	Levin Capital Strategies, LP (39)
(p)(31)	Ranger Investment Management, L.P. (39)
(p)(32)	Belle Haven Investments, L.P. (to be filed by amendment)

(q)(1)	Powers of Attorney (36)

All exhibits filed previously are herein incorporated by reference

(1)	Filed previously with Post-Effective Amendment No. 24 to Registration Statement filed on November 15, 1996 (File No. 033-02659).
(2)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).
(3)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 033-02659).
(4)	Filed previously with Post-Effective Amendment No. 43 to Registration Statement on December 17, 2001 (File No. 033-02659).
(5)	Filed previously with Post-Effective Amendment No. 51 to Registration Statement on December 13, 2002 (File No. 033-02659).
(6)	Filed previously with Post-Effective Amendment No. 61 to Registration Statement on October 1, 2004 (File No. 033-02659).
(7)	Filed previously with Post-Effective Amendment No. 63 to Registration Statement on November 2, 2004 (File No. 033-02659).
(8)	Filed previously with Post-Effective Amendment No. 72 to Registration Statement on November 8, 2005 (File No. 033-02659).
(9)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 033-02659).
(10)	Filed previously with Post-Effective Amendment No. 79 to Registration Statement on August 1, 2006 (File No. 033-02659).
(11)	Filed previously with Post-Effective Amendment No. 81 to Registration Statement on October 13, 2006 (File No. 033-02659).
(12)	Filed previously with Transamerica Series Trust Post-Effective Amendment No. 66 to Registration Statement on April 28, 2006, and incorporated herein by reference (File No. 811-04419).
(13)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 033-02659).
(14)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 033-02659).
(15)	Filed previously with Post-Effective Amendment No. 88 to Registration Statement on December 11, 2007 (File No. 033-02659).
(16)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).
(17)	Filed previously with Post-Effective Amendment No. 41 to Registration Statement on December 15, 2000 (File No. 033-02659).
(18)	Filed previously with Post-Effective Amendment No. 91 to Registration Statement on June 10, 2008 (File No. 033-02659).
(19)	Filed previously with Post-Effective Amendment No. 92 to Registration Statement on June 12, 2008 (File No. 033-02659).

(20)	Filed previously with Post-Effective Amendment No. 93 to Registration Statement on September 15, 2008 (File No. 033-02659).
(21)	Filed previously with Post-Effective Amendment No. 95 to Registration Statement on February 28, 2009 (File No. 033-02659).
(22)	Filed previously with Post-Effective Amendment No. 97 to Registration Statement on July 1, 2009 (File No. 033-02659).
(23)	Filed previously with Post-Effective Amendment No. 98 to Registration Statement on August 7, 2009 (File No. 033-02659).
(24)	Filed previously with Post-Effective Amendment No. 105 to Registration Statement on November 13, 2009 (File No. 033-02659).
(25)	Filed previously with Post-Effective Amendment No. 106 to Registration Statement on November 30, 2009 (File No. 033-02659).
(26)	Filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010 (File No. 033-02659).
(27)	Filed previously with Post-Effective Amendment No. 109 to Registration Statement on June 4, 2010 (File No. 033-02659).
(28)	Filed previously with Post-Effective Amendment No. 113 to Registration Statement on September 30, 2010 (File No. 033-02659).
(29)	Filed previously with Post-Effective Amendment No. 115 to Registration Statement on November 15, 2010 (File No. 033-02659).
(30)	Filed previously with Post-Effective Amendment No. 117 to Registration Statement on December 30, 2010 (File No. 033-02659).
(31)	Filed previously with Post-Effective Amendment No. 122 to Registration Statement on February 28, 2011 (File No. 033-02659).
(32)	Filed previously with Post-Effective Amendment No. 126 to Registration Statement on April 29, 2011 (File No. 033-02659).
(33)	Filed previously with Post-Effective Amendment No. 131 to Registration Statement on August 30, 2011 (File No. 033-02659).
(34)	Filed previously with Post-Effective Amendment No. 133 to Registration Statement on September 29, 2011 (File No. 033-02659).
(35)	Filed previously with Post-Effective Amendment No. 135 to Registration Statement on October 28, 2011 (File No. 033-02659).
(36)	Filed previously with Post-Effective Amendment No. 148 to Registration Statement on February 6, 2012 (File No. 033-02659).
(37)	Filed previously with Post-Effective Amendment No. 154 to Registration Statement on March 1, 2012 (File No. 033-02659).
(38)	Filed previously with Post-Effective Amendment No. 155 to Registration Statement on April 25, 2012 (File No. 033-02659).
(39)	Filed previously with Post-Effective Amendment No. 159 to Registration Statement on August 30, 2012 (File No. 033-02659).

Item 29 Persons Controlled by or under Common Control with the Fund

To the knowledge of the Registrant, neither the Registrant nor any Series thereof is controlled by or under common control with any other person. The Registrant has no subsidiaries.

Item 30 Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Restatement of Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31 Business and Other Connections of Investment Advisers

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
AEGON USA Investment Management, LLC (“AUIM”)	Sub-Adviser to
4333 Edgewood Road NE	Transamerica Flexible Income,
Cedar Rapids, IA 52499	Transamerica High Yield Bond, Transamerica
Money Market, Transamerica Short-Term Bond Transamerica Tactical Income, Transamerica
Tactical Allocation, Transamerica Tactical Rotation

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Bradley J. Beman, Manager, Chief Investment Officer, Executive Vice President – Head of Fixed Income	N/A
Jacqueline D. Griffin, Manager, Executive Vice President	N/A
David L. Blankenship, Manager, President and Head of Fixed Income and Distribution	N/A
Kirk W. Buese, Executive Vice President – Private and Structured Finance Officer	N/A
Daniel P. Fox, Executive Vice President – Risk Management	N/A
Terry Leitch, Executive Vice President – Derivatives	N/A
Garry E. Creed, Senior Vice President	N/A
Mark E. Dunn, Senior Vice President	N/A
Robert Fitzsimmons, Senior Vice President	N/A
Michael C. Fogliano, Senior Vice President	N/A
Greg Haendel, Senior Vice President	N/A
Kevin A. Giles, Senior Vice President – New Initiatives	N/A
David R. Halfpap, Senior Vice President	N/A
Karen E. Hufnagel, Senior Vice President, Chief Operating Officer	N/A
Calvin W. Norris, Senior Vice President	N/A
Eric C. Perry, Senior Vice President	N/A
Stephanie M. Phelps, Manager, Senior Vice President, Treasurer and Chief Financial Officer	N/A
James K. Schaeffer, Jr., Senior Vice President	N/A
Sarvjeev S. Sidhu, Senior Vice President	N/A
Jon L. Skaggs, Senior Vice President	Family Business
Robert A. Smedley, Senior Vice President	N/A
Douglas A. Weih, Senior Vice President	N/A
Brian Westhoff, Senior Vice President	N/A
Jeffrey A. Whitehead, Senior Vice President	N/A
Darlene Greene, Senior Vice President – Human Resources	N/A
John F. Bailey, Vice President	N/A
James K. Baskin, Vice President	Family Business
Peter Brennan, Vice President	N/A
Tim Carlson, Vice President	N/A
Martin Coppens, Vice President	N/A
Douglas A. Dean, Vice President	N/A
Bradley D. Doyle, Vice President	N/A
Scott P. Hassenstab, Vice President	N/A
William J. Henricksen, Vice President	N/A
Frederick B. Howard, Vice President	N/A
Stephen M. Lempa, Vice President	N/A
Clayton R. McBride, Vice President	N/A
Christopher D. Pahlke, Vice President	N/A
Michael J. Parrish, Vice President	N/A
Greg A. Podhajsky, Vice President	N/A

Josua D. Prieskorn, Vice President	N/A
Michael S. Smith, Vice President	N/A
Michael A. Urban, Vice President	N/A
James Rich, Vice President	N/A
Jason Felderman, Vice President	N/A
Rishi Goel, Vice President	N/A
Xueging (Sam) Wang, Vice President	N/A
Laurence Grant, Vice President	N/A
Paul Johnson, Vice President – Internal Communications	N/A
Paul J. Houk, Executive Vice President Assistant Secretary	N/A
Richard J. Walz, Chief Compliance Officer	N/A
Clint L. Woods, Assistant Secretary	N/A
Renee D. Montz, Secretary, General Counsel	N/A
Monty Jackson, Assistant Secretary	N/A
Tracy S. Cassidy, Assistant Secretary	N/A
Stephanie L. Steele, Assistant Treasurer	N/A

* * *
Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
AQR Capital Management, LLC (“AQR”)	Sub-Adviser to
Two Greenwich Plaza, 3rd Floor	Transamerica Managed Futures Strategy
Greenwich, CT 06830
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Clifford S. Asness, Ph.D., Founding and Managing Principal	N/A
David G. Kabiller, CFA, Founding Principal	N/A
John M. Liew, Ph.D., Founding Principal	N/A
Bradley D. Asness, Principal and Chief Legal Officer	N/A
Brian K. Hurst, Principal	N/A
Jacques A. Friedman, Principal	N/A
Oktay Kurbanov, Principal	N/A
Abdon Bolivar, Chief Compliance Officer	N/A
Michael A. Mendelson, Principal	N/A
Ronen Israel, Principal	N/A
Lars N. Nielsen, Principal	N/A
Gregor Andrade, Ph.D., Principal	N/A
Stephen Mellas, Principal	N/A
Lasse Pedersen, Principal	Chaired Professor of Finance at NYU Stern
School of Business since 2007-2011; Professor at
Copenhagen Business School since August 2011
John Howard, Principal and Chief Operating Officer	AllianceBernstein, CFO March 2010 – February
2011
Jeremy Getson, Principal	N/A
Yao Hua Ooi, Principal	N/A
Jeff Dunn, Principal	N/A
Marco Hanig, Principal	N/A
Brendan Kalb, General Counsel	N/A

* * *
Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Belle Haven Investments, L.P. (“Belle Haven”)	Sub-Adviser to Transamerica Enhanced Muni
1133 Westchester Avenue, Suite 221, White Plains, NY 10604
Dallas, TX 75201

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Steve Schum, Chief Financial Officer	N/A

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
BNP Paribas Asset Management, Inc. (“BNP”) 75 State Street, 6th Floor Boston, MA 02109	Sub-Adviser to Transamerica Large Cap Growth

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
John J. Barletta, Director, Chief Financial Officer, Treasurer	N/A
William G. DeVijlder, Director	N/A
Michel S. Anastassiades, Chairman, Director, Chief Executive Officer and President	N/A
Robin S. Meister, Chief Compliance Officer, Chief Legal and Operational Risk Officer and Secretary	N/A
Daniel A. Klein, Director, Vice President	N/A
Christian Dargnat, Director	N/A
Everett M. Schenk, Director	N/A

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
BlackRock Investment Management, LLC (“BlackRock”)	Sub-Adviser to Transamerica
1 University Square Drive	Global Allocation and Transamerica
Princeton, NJ 08540-6455	Large Cap Value

BlackRock Financial Management, Inc. (“BlackRock Financial”)	Sub-Adviser to Transamerica Multi-Managed
55 East 52nd Street	Balanced
New York, NY 10055

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ann Marie Petach, Chief Financial Officer and Senior Managing Director	BAA Holdings, LLC, Wilmington, DE,
BlackRock, Inc., New York, NY, BlackRock
Advisors, LLC, Wilmington, DE, BlackRock
Advisors Holdings, Inc., New York, NY,
BlackRock Capital Holdings, Inc., Wilmington,
DE, BlackRock Capital Management, Inc.,
Wilmington, DE, BlackRock Financial
Management, Inc., New York, NY, BlackRock
Funding, Inc., Wilmington, DE, BlackRock
Funding International, Ltd., Cayman Islands,
BlackRock Holdco 2, Inc., Wilmington, DE,
BlackRock Holdco 4, LLC, Wilmington, DE,
BlackRock Holdco 6, LLC, Wilmington, DE,

BlackRock Institutional Management Corporation,
Wilmington, DE, BlackRock Institutional Trust
Company, National Association, San Francisco,
CA, BlackRock International Holdings, Inc., New
York, NY, Blackrock Lux Finco S.a.r.l.,
Luxembourg, Luxembourg, BlackRock
Operations (Luxembourg) S.a.r.l., Luxembourg,
Luxembourg, BlackRock Portfolio Holdings, Inc.,
Wilmington, DE, BlackRock Portfolio
Investment, LLC, Wilmington, DE, BlackRock
UK 1 LP, London, England, State Street Research
& Management Company, Boston, MA, SSRM
Holdings, Inc., Boston, MA

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE,
BlackRock, Inc., New York, NY, BlackRock
Advisors, LLC, Wilmington, DE, BlackRock
Advisors Holdings, Inc., New York, NY,
BlackRock Capital Holdings, Inc., Wilmington,
DE, BlackRock Capital Management, Inc.,
Wilmington, DE, BlackRock Execution Services,
San Francisco, CA, BlackRock Financial
Management, Inc., New York, NY, BlackRock
Fund Distribution Company, San Francisco, CA,
BlackRock Funding, Inc., Wilmington, DE,
BlackRock Funding International, Ltd., Cayman
Islands, BlackRock Holdco 2, Inc., Wilmington,
DE, BlackRock Institutional Management
Corporation, Wilmington, DE, BlackRock
International Holdings, Inc., New York, NY,
BlackRock Investments, LLC, Wilmington, DE,
BlackRock Lux Finco S.a.r.l, Luxembourg,
Luxembourg, BlackRock Operations
(Luxembourg) S.a.r.l., Luxembourg, Luxembourg,
BlackRock Portfolio Holdings, Inc., Wilmington,
DE, BlackRock Portfolio Investments, LLC,
Wilmington, DE, BlackRock UK 1 LP, London,
England, State Street Research & Management
Company, Boston, MA, SSRM Holdings, Inc.,
Boston, MA

Laurence D. Fink, Chief Executive Officer	Director, BAA Holdings, LLC, Wilmington, DE,
Director, BlackRock, Inc., New York, NY,
BlackRock Advisors, LLC, Wilmington, DE,
BlackRock Advisors Holdings, Inc., New York,
NY, BlackRock Advisors Singapore Pte, Ltd.,
Singapore, Director, BlackRock Asset
Management International, Inc., London, England,
BlackRock Capital Holdings, Inc., Wilmington,
DE, BlackRock Capital Management, Inc.,
Wilmington, DE, Director, BlackRock Capital
Markets, LLC, Wilmington, DE, Director,
BlackRock Corporation US, Inc., San Francisco,
CA, Director, BlackRock Delaware Holdings, Inc.,
San Francisco, CA, Director, BlackRock
Execution Services, San Francisco, CA, Director,
BlackRock Financial Management, Inc., New
York, NY, Director, BlackRock Fund Advisors
San Francisco, CA, Director, BlackRock Fund
Distribution Company, San Francisco, CA,

BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdo 2, Inc., Wilmington, DE, Director, BlackRock HPB Management, LLC, New York, NY, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE ,BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, IShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Robert S. Kapito, President and Director	Director, BAA Holdings, LLC, Wilmington, DE, Director, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, Director, BlackRock Advisors Holdings, Inc., New York, NY, President, BlackRock Advisors Singapore Pte. Ltd., Singapore, Director, BlackRock Asset Management International, Inc., London, England, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Capital Markets, LLC, Wilmington, DE, Director, BlackRock Corporation US, Inc., San Francisco, CA, Director, BlackRock Delaware Holdings, Inc., San Francisco, CA, Director, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Fund Advisors, San Francisco, CA, Director, BlackRock Fund Distribution Company, San Francisco, CA, Director, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, Director, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock (Institutional) Canada Ltd., Toronto, Ontario, Director, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Investments, LLC, Wilmington, DE, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, Carbon Capital III, Inc., New York, NY, Director, iShares Delaware Trust Sponsor, LLC, Wilmington, DE, Director, State Street Research & Management Company, Boston, MA, Director, State Street Research Investment Services, Inc., Boston, MA, Director, SSRM Holdings, Inc., Boston, MA

Paul Audet, Vice Chairman	Director, BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, Director, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NE, Director, BlackRock Capital Holdings, Inc., Wilmington, DE, Director, BlackRock Capital Management, Inc., Wilmington, DE, Director, BlackRock Cayco Limited, Cayman Islands, Director, BlackRock Cayman Company, Cayman Islands, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Director, BlackRock Finco, LLC, Wilmington, DE, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, Director, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l., Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, Director, BlackRock Portfolio Holdings, Inc., Wilmington, DE, Director, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Realty Advisors, Inc., Florham Park, NJ, BlackRock UK 1 LP, London, England, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Charles Hallac, Vice Chairman and Co-Chief Operating Officer	BlackRock, Inc., New York, NY, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, Black Rock Fund Advisors, San Francisco, CA, BlackRock Fund, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, Director, BlackRock India Private Ltd., Mumbai, India, BlackRock Institutional Management Corporation, Wilmington, DE, Director, BlackRock Institutional Trust Company, National Association, San Francisco, CA, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA, SSRM Holdings, Inc., Boston, MA

Barbara Novick, Vice Chairman	BlackRock Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc., Boston, MA

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE, BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Mortgage Ventures, LLC, Wilmington, DE, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, State Street Research & Management Company, Boston, MA

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San

Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Portfolio Administration & Management Ltd., Cayman Islands, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc. ,San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Lux Finco S.a.r.l, Luxembourg, Luxembourg, BlackRock Operations (Luxembourg) S.a.r.l, Luxembourg, Luxembourg, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, BlackRock UK 1 LP, London, England, Rock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock

Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Growth Partners, Inc., San Francisco, CA, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY

Bennett Golub, Vice Chairman and Chief Risk Officer	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, Director, BlackRock Asset Management Deutschland AG, Munich, Germany, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Corporation US, Inc., San Francisco, CA, BlackRock Delaware Holdings, Inc., San Francisco, CA, BlackRock Financial Management, Inc., New York, NY, BlackRock Fund Advisors, San Francisco, CA, BlackRock Funding, Inc., Wilmington, DE, BlackRock Growth Partners, Inc., San Francisco, CA, Director, BlackRock Holdco 5, LLC, Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, Director, BlackRock Japan Co., Ltd., Tokyo, Japan, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, Director, BlackRock Securities Co., Ltd., Tokyo, Japan, SSRM Holdings, Inc., Boston, MA, State Street Research & Management Company, Boston, MA, Director, BlackRock Advisors Singaport Pte. Ltd., Singapore ,BlackRock Asset Management UK Limited ,London, England, BlackRock Group Limited, London, England, Director, BlackRock (Hong Kong) Limited, Hong Kong, SAR, China, Director, BlackRock International Limited, Edinburgh, Scotland, Director, BlackRock Investment Management (Australia) Limited, Melbourne, Australia, Director, BlackRock Investment Management International Limited, London, England, Director, BlackRock Investment Management (Korea) Limited, Seoul, Korea, Director, BlackRock Investment Management (Singaport) Limited, Singapore. Director, BlackRock Investment Management (UK) Limited, London, England, Director, BlackRock (Taiwan) Limited, Taipei, Taiwan, Director, Impact Investing Pty Ltd., Melbourne, Australia, Director, PSN Pty Ltd, Melbourne, Australia

Richard Kushel, Senior Managing Director	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc.,

Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

Amy Engel, Treasurer and Managing Director	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

Mark McCombe—Senior Managing Director and Chairman of Asia-Pacific	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

Peter Fisher, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc.,

Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

Linda Gosden Robinson, Senior Managing Director and Head of Marketing and Communications	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

Kendrick Wilson, Vice Chairman	BlackRock, Inc., New York, NY, BlackRock Advisors, LLC, Wilmington, DE, BlackRock Advisors Holdings, Inc., New York, NY, BlackRock Capital Holdings, Inc., Wilmington, DE, BlackRock Capital Management, Inc., Wilmington, DE, BlackRock Financial Management, Inc., New York, NY, BlackRock Funding International, Ltd., Cayman Islands, BlackRock Funding, Inc., Wilmington, DE, BlackRock Holdco 2, Inc., Wilmington, DE, BlackRock Institutional Management Corporation, Wilmington, DE, BlackRock International Holdings, Inc., New York, NY, BlackRock Portfolio Holdings, Inc., Wilmington, DE, BlackRock Portfolio Investments, LLC, Wilmington, DE, SSRM Holdings, Inc. Boston, MA, SSRM Holdings, Inc. Boston, MA, State Street Research & Management Company, Boston, MA

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
CBRE Clarion Securities, LLC (“Clarion”)	Sub-Adviser to Transamerica Global
201 King of Prussia Road, Suite 600	Real Estate Securities
Radnor, PA 19087
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

T. Ritson Ferguson, Managing Director, CEO, Co-CIO	N/A
Steven D. Burton, Managing Director, Co-CIO	N/A
Joseph P. Smith, Managing Director, Co-CIO	N/A
Jarrett B. Kling, Managing Director Marketing and Client Service	Trustee, Hirtle and Callaghan Trust; Director, Old
Mutual Advisor Funds and Old Mutual Funds III
David J. Makowicz, Senior Director, COO	N/A
Steven P. Sorenson, Senior Director, Global Marketing and Client Service	N/A
Jonathan A. Blome, Director, CFO	N/A
* * *
Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
ClariVest Asset Management LLC (“ClariVest”)	Sub-Adviser to
11452 El Camino Real, Suite 250	Transamerica Emerging Markets Equity
San Diego, CA 92130
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Stacey R. Nutt, Chief Executive Officer, Chief Investment Officer, Manager	N/A
Jeff A. Jacobson, Chief Financial Officer and Chief Operations Officer	N/A
Tiffany A. Ayres, Chief Compliance Officer, General Counsel	N/A
David J. Pavan, Manager	N/A
David R. Vaughn, Manager	N/A
Todd N. Wolter, Manager	N/A
James E. Minnick, Manager	Member of ClariVest’s Board of Managers;
President and Managing Director of Lovell
Minnick Partners LLC (“LMP”); Also sits on the
boards of other portfolio companies of LMP.
Jennings J. Newcom, Manager	Member of ClariVest’s Board of Managers;
Managing Director and General Counsel of
Lovell Minnick Partners LLC (“LMP”); Also sits
on the boards of other portfolio companies of
LMP.
* * *
Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
First Quadrant, L.P. (“First Quadrant”)	Sub-Adviser to
800 East Colorado Blvd, Suite 900	Transamerica Global Macro
Pasadena, Ca, 91101

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronnie M. Darnell, Chief Investment Officer and Limited Partner	N/A
Curtis J. Ketterer, Chief Operating Officer and Limited Partner	N/A
Timothy S. Meckel, Client Service and Limited Partner	N/A
Joel L. Brouwer, Chief Financial Officer and Director	N/A
Kenneth J. Ferguson, Co-Director and Limited Partner	N/A
Dori S. Levanoni, Co-Director and Limited Partner	N/A
Jia Ye, Chief Investment Strategist and Director of Trading and Limited Partner	N/A
Edgar E. Peters, Co-Director and Limited Partner	N/A
Jeffrey Shimamoto, General Counsel and Chief Compliance Officer	Prior to joining First Quadrant in May 2011,
Mr. Shimamoto was the Head of Legal and
Compliance for the Tokyo office of Lazard
Asset Management
* * *
Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Goldman Sachs Asset Management, L.P. (“GSAM”)	Sub-Adviser to
200 West Street	Transamerica Commodity Strategy
New York, NY 10282
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ellen Porges, General Counsel, Investment Management Division	N/A
(Chief Legal Officer)
Judith Shandling, Chief Compliance Officer	N/A
Adam Lane, Co-Head Investment Management Division	N/A
(Co-Chief Executive Officer)
Timothy J. O’Neill, Co-Head Investment Management Division	N/A
(Co-Chief Executive Officer)

* The name of each Director, Officer or Partner of the Adviser provided are limited solely to the officers of the Investment

Management Division of Goldman Sachs and do not extend to GSAM’s parent company, The Goldman Sachs Group, Inc., or such entity’s affiliates, controlling persons or persons under common control therewith.

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Hansberger Global Investors, Inc. (“Hansberger”)	Sub-Adviser to
401 East Las Olas Blvd., Suite 1700	Transamerica Hansberger International Value
Fort Lauderdale, FL 33301
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronald W. Holt, Director, President, Chief Executive Officer,
Co-Chief Investment Officer-Value Team	N/A
Thomas R.H. Tibbles, Director, Co-Chief Investment Officer-
Growth Team, and Managing Director-Canada	N/A

Lauretta A. Reeves, Co-Chief Investment Officer-Value Team	N/A
David S. Lemanski, Chief Administrative Officer	N/A
Susan H. Moore-Wester, Chief Compliance Officer	N/A
Beverly Hendry, Chief Operating Officer	N/A
Eileen M. Smiley, General Counsel	N/A

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Institutional Capital LLC (“ICAP”) 225 W. Wacker Drive, Suite 2400 Chicago, IL 60606	Sub-Adviser to Transamerica Select Equity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Jerrold K. Senser, Director, Chief Executive Officer and Chief Investment Officer	N/A
Thomas R. Wenzel, Sr. Executive Vice President and Director of Research	N/A
Paula L. Rogers, Director and President	N/A
Michael E. Sproule, Director	N/A
John Y. Kim, Director	N/A
Brian E. Franc, Executive Vice President and Chief Compliance Officer	N/A
Michael F. Citrano, Executive Vice President and Director of MIS	N/A
Kain D. Cederberg, Executive Vice President and Director of Trading	N/A
Scott E. Weisenberger, Executive Vice President and Director of Business Development & Client Service	N/A
Keith D. Watson, Executive Vice President and Head of Consultant Relationships	N/A
Kelly A. O’Kelly, Senior Vice President and Chief Marketing Officer	N/A
Katie J. Bieneman, Vice President and Director of Human Resources	N/A
Mark E. Flanagan, Executive Vice President and Chief Financial Officer	N/A
Drew E. Lawton, Director	N/A

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Jennison Associates LLC (“Jennison”)* 466 Lexington Avenue New York, NY 10017	Sub-Adviser to Transamerica Growth

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Dennis M. Kass, Director and Chairman	Chairman and Manager, Quantitative Management Associates LLC, Director, Senior Managing Director and Vice President, Prudential Investment Management, Inc.

Spiros Segalas, Director, President and Chief Investment Officer	N/A

Mehdi A. Mahmud, Director and Chief Operating Officer	N/A

Kathleen A. McCarragher, Director and Managing Director	Vice President, Prudential Trust Company (“PTC”)

Debra Hope Wedgeword, Director**	Manager, QM

Charles F. Lowrey, Director**

President, Chairman, Director and Chief Executive Officer, PIM; Chairman, Chief Executive Officer, President and Manager, Prudential Asset Management Holding Company LLC; President, PIM Foreign Investments, Inc. (“PIMFI”); Director and President, PIM Investments, Inc. (“PIMI”); Chairman and Director, PIM Warehouse, Inc. (“PIMW”); Manager, QM; Director, Pramerica (GP) Limited; Director, Pramerica (GP2) Limited; President and Chief Executive Officer, Prudential Investment Management Services LLC (PIMS”)

Ronald K. Andrews, Director**	Senior Vice President, Prudential Investments LLC (“PI”); Manager, QM

Mirry Hwang, Secretary, Senior Vice President and Chief Legal Officer	Assistant Secretary, PTC

Joseph M. Carrabes, Executive Vice President	Vice President, PTC
Kenneth Moore, Treasurer, Executive Vice President and
Chief Administrative Officer	Vice President, PIMW; Director and Executive Vice President, PTC; Manager, Vice President and Chief Financial Officer, QM, Vice President, PIM

Stuart S. Parker, Executive Vice President	Senior Vice President, PI; Vice President, QM

Leslie S. Rolison, Executive Vice President	Vice President, QM

Jonathan R. Longley, Director and Managing Director	Vice President, PTC

Judy Rice, Director**

President, Manager, Chief Executive Officer and

Chief Operating Officer, PIFM Holdco, LLC;

Manager, Pruco Securities LLC; Executive Vice

President, PIMS; President, Officer-in-Charge,

Chief Executive Officer and Chief Operating

Officer, PI; President, Officer-in-Charge and

Chief Executive Officer, Prudential Mutual Fund

Services LLC

Joel Allen Smith, Director**

President and Chief Operating Officer, 745

Property Investments; Vice President-

Investments, PIMFI; Vice President, PIMI;

Director and President, PIMW; Director and

President, PREI Acquisitions I, Inc; Director and

President, PREI Acquisitions II, Inc.; President,

PREI HYDG, LLC; Director, Chairman and

Chief Executive Officer, Prudential Home

Building Investors, Inc.; Vice President, PIMS;

Vice President, PIM. President, TMW Real Estate

Group, LLC

*	Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, NY 10017.
**	The address of the Director, Officer or Partner of the Sub-Adviser is Gateway Center Three, 100 Mulberry Street, New York, NY 07102.

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
J.P. Morgan Investment Management Inc. (“JPMorgan”) 245 Park Avenue New York, NY 10167	Sub-Adviser to Transamerica Core Bond, Transamerica international Bond, Transamerica Mid Cap Value, Transamerica Long/Short Strategy, Transamerica Multi-Managed Balanced

Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the
Name of each Director, Officer or Partner of the Adviser	Last Two Fiscal Years
George C.W. Gatch, Director, Managing Director	N/A
Seth P. Bernstein, Director, Global Head of Fixed-Income, Managing Director	N/A
Lawrence M. Unrein, Director, Managing Director	N/A
Martin R. Porter, Global Head of Equities, Managing Director	N/A
Clive S. Brown, Director, Managing Director	N/A
Scott E. Richter, Secretary	N/A
Joseph K. Azelby, Director, Managing Director	N/A
Paul A. Quinsee, Director, Managing Director	N/A
Joseph J. Bertini, Chief Compliance Officer	N/A
Robert Young, Director, Managing Director	N/A
Craig Sullivan, Chief Financial Officer, Managing Director	N/A
James Broderick, Director, Managing Director	N/A
Catherine Ann Keating, Director, Managing Director	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Logan Circle Partners, L.P. (“Logan Circle”) 1717 Arch Street, Suite 1500	Sub-Adviser to Transamerica Emerging Markets Debt
Philadelphia, PA 19103

Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the
Name of each Director, Officer or Partner of the Adviser	Last Two Fiscal Years
Jude T. Driscoll, Chief Executive Officer and Chief Investment Officer	N/A
Rita A. Rauscher, Chief Compliance Officer	N/A
Jennifer E. Vollmer, General Counsel	N/A
Williams C. Gadsden, Chief Operating Officer	N/A
* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Levin Capital Strategies, LP (“LCS”)	Sub-Adviser to Transamerica Large Cap Value
595 Madison Avenue, 17th Floor
New York, NY 10022

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
John A. Levin, Chief Executive Officer and Chairman	N/A
Richard S. Root, Chief Financial Officer	N/A
Grace K. Bosserman, Chief Operating Officer	N/A
Raymond F. Ottusch, Chief Compliance Officer	N/A
Glenn A. Aigen, President	N/A

* * *
Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Lombardia Capital Partners, LLC (“Lombardia”)	Sub-Adviser to
55 South Lake Avenue, Suite 750	Transamerica Small Cap Value
Pasadena, CA 91101

Any other Business, Profession, Vocation or
Employment of a Substantial Nature of the
Adviser (and each director, officer or partner
of the adviser thereof) within the
Name of each Director, Officer or Partner of the Adviser	Last Two Fiscal Years
George G. Castro, Chief Executive Officer	Independent Director, Infinity Property & Casualty Corp.
Leslie A. Waite, Managing Director	Independent Director, Reliance Steel & Aluminum Co.
Fernando Inzunza, Managing Director	N/A
Alvin W. Marley, Managing Director	N/A
Kelly R. Ko, Managing Director	N/A
Alvin L. Polit, Managing Director	N/A
Wendell F. Williams, Chief Compliance Officer	N/A

* * *
Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Loomis, Sayles & Company, L.P. (“Loomis”)	Sub-Adviser to
One Financial Center	Transamerica Loomis Sayles Bond
Boston, MA 02111-2611

Any other Business, Profession, Vocation or
Employment of a Substantial Nature of the
Adviser (and each director, officer or partner
of the adviser thereof) within the
Name of each Director, Officer or Partner of the Adviser	Last Two Fiscal Years
Robert J. Blanding, Chairman, President and Chief Executive Officer	President, CEO and Trustee: Loomis Sayles
Funds I; CEO and Trustee: Loomis Sayles Funds
II Trustee: Natixis Funds Trust I; Natixis Funds
Trust II; Natixis Funds Trust III; Natixis Funds
Trust IV; Natixis Cash Management Trust;
Gateway Trust; Hansberger International Series
Director: Loomis Sayles Distributors, Inc.;
Loomis Sayles Investments Asia Pte. Ltd.
Alternate Director: Loomis Sayles Investments
Limited.

Daniel J. Fuss, Vice Chairman and Executive Vice President	Executive Vice President: Loomis Sayles Funds I;
Loomis Sayles Funds II

Pierre Servant, Director	President and CEO: Natixis Global Asset

Management Member of the Executive Committee: Natixis

John T. Hailer, Director	President and CEO: Natixis Asset Management Advisors, L.P.; Natixis Global Asset Management, L.P.; Trustee: Natixis Funds Trust I; Natixis Funds Trust II; Natixis Funds Trust III; Natixis Funds Trust IV; Natixis Cash Management Trust; Gateway Trust; Hansberger International Series; Loomis Sayles Funds I; Loomis Sayles Funds II
Kevin P. Charleston, Executive Vice President and CFO	Manager and President: Loomis Sayles Trust Co., LLC
John F. Gallagher III, Executive Vice President	President: Loomis Sayles Distributors, Inc.
Manager: Loomis Sayles Trust Co., LLC

Lauriann Kloppenburg, Executive Vice President	Manager: Loomis Sayles Trust Co., LLC

Jean S. Loewenberg, Executive Vice President, General Counsel and Secretary	Director: Loomis Sayles Distributors, Inc.
Manager and Secretary: Loomis Sayles Trust Co.,
LLC

Donald P. Ryan, Vice President, Chief Compliance Officer and Counsel	N/A

Jaehoon Park, Executive Vice President	N/A

John R. Gidman, Executive Vice President	N/A

*    *    *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
MFS Investment Management (“MFS”)	Sub-Adviser to Transamerica International Equity
500 Boylston Street	Opportunities
Boston, MA 02116

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Thomas A. Bogart, Director	Executive Vice President, Business Development and General Counsel of Sun Life Financial

Dean A. Connor, Director	President and Chief Executive Officer of Sun Life Financial

Robert J. Manning, Director, Chief Executive Officer and Chairman of the Board of Directors	Trustee of various funds within the MFS Funds complex

Michael W. Roberge, Director, President, Chief Investment Officer and Director of Global Research	N/A

Martin E. Beaulieu, Vice Chairman	N/A

David A. Antonelli, Vice Chairman	N/A

Timothy M. Fagan, Senior Vice President and Chief Compliance Officer	N/A

Amrit Kanwal, Executive Vice President and Chief Financial Officer	N/A

Mark N. Polebaum, Executive Vice President, Secretary and General Counsel                 N/A

Robin A. Stelmach, Executive Vice President and Chief Operating Officer                       N/A

      *      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Morgan Stanley Investment Management, Inc. (“MSIM”)	Sub-Adviser to Transamerica
522 Fifth Avenue	Capital Growth, Transamerica Emerging Markets
New York, NY 10036	Debt, Transamerica Small Company Growth,
Transamerica Growth Opportunities

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Gregory J. Fleming, Managing Director and President

President, MSAM Holdings II, Inc.

Managing Director and Director, Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Director, MSAM Holdings II, Inc.; President of other entities affiliated with MSIM.

Edmond Moriarty, Managing Director and Director

Christopher O’Dell, Managing Director and Secretary	Managing Director and Secretary, Morgan Stanley Services Company, Inc. and Morgan Stanley Distribution, Inc.; Secretary, MSAM Holdings II, Inc. and other entities affiliated with MSIM.

Mary Ann Picciotto, Executive Director and	Chief Compliance Officer of the Morgan Stanley
Chief Compliance Officer	Funds.

Jeffrey Gelfand, Managing Director, Chief Financial Officer and Treasurer	Managing Director, Chief Financial Officer and
Treasurer, Morgan Stanley Services Company,
Inc. and Morgan Stanley Distribution, Inc.; Chief
Financial Officer and Treasurer, MSAM Holdings
II, Inc.; Treasurer of other entities affiliated with
MSIM.

James Janover, Managing Director and Director	Managing Director and Director, Morgan Stanley Investment Advisors Inc.; Director, Morgan Stanley MSAM Holdings II, Inc.

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Morningstar Associates, LLC (“Morningstar”)	Portfolio Construction Manager to Transamerica
22 West Washington Street	Asset Allocation – Conservative Portfolio,
Chicago, IL 60602	Transamerica Asset Allocation – Growth
Portfolio, Transamerica Asset Allocation –
Moderate Growth Portfolio, Transamerica Asset
Allocation – Moderate Portfolio, Transamerica
Multi-Manager International Portfolio

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Peng Chen, President	President, Ibbotson Associates, Inc.
Allan B. Johnson, Vice President – Sales and Marketing	N/A
Scott Schilling, Chief Compliance Officer and Secretary	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Neuberger Berman Management LLC (“Neuberger”) 605 Third Avenue New York, NY 10158	Sub-Adviser to Transamerica International
Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Joseph V. Amato, Managing Director and Chief Investment Officer-Equities	CEO, Neuberger Berman Holdings LLC; President, CEO and Chief Investment Officer, Neuberger Berman LLC; Director and Managing Director, Neuberger Berman Fixed Income

Trustee of the following:
Neuberger Berman Equity Funds
Neuberger Berman Income Funds
Neuberger Berman Advisers Management Trust
Neuberger Berman Intermediate Municipal Fund
Neuberger Berman New York Intermediate Municipal Fund
Neuberger Berman California Intermediate Municipal Fund
Neuberger Berman High Yield Strategies Fund
Neuberger Berman Real Estate Securities Income Fund
Neuberger Berman Alternative Funds

Robert J. Conti, President and Chief Executive Officer	Managing Director, Neuberger Berman LLC

President, Chief Executive Officer and Trustee of the following:
Neuberger Berman LLC
Neuberger Berman Equity Funds
Neuberger Berman Income Funds
Neuberger Berman Advisers Management Trust
Neuberger Berman Intermediate Municipal Fund
Neuberger Berman New York Intermediate Municipal Fund
Neuberger Berman California Intermediate Municipal Fund
Neuberger Berman High Yield Strategies Fund
Neuberger Berman Real Estate Securities Income Fund
Neuberger Berman Alternative Funds

Bradley C. Tank, Managing Director and Chief	Managing Director, Neuberger Berman LLC;
Investment Officer Fixed Income	Chief Executive Officer, Chairman of the Board,
Chief Investment Officer and Managing Director,

Neuberger Berman Fixed Income LLC	Managing Director, Chief Financial Officer,
John Dorogoff-Treasurer & Chief Financial Officer	Treasurer Neuberger Berman LLC

Maxine L. Gerson- Managing Director and General Counsel	Managing Director, Deputy General Counsel and
Assistant Secretary, Neuberger Berman LLC

Brad Cetron – Managing Director & Chief Compliance Officer (B/D)	Managing Director, Chief Compliance Officer, Neuberger Berman LLC

Williams Chamaine – Senior Vice President & Chief Compliance Officer (I/A)	Senior Vice President, Neuberger Berman LLC

Jason Ainsworth – Managing Director, Branch Officer Manager (TX)	Managing Director, Neuberger Berman LLC

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
OppenheimerFunds (“Oppenheimer”)	Sub-Adviser to Transamerica
Two World Financial Center	Developing Markets Equity
225 Liberty Street, 11th Floor
New York, NY 10281

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
William Glavin, President and Chief Executive Officer	N/A
Craig Dinsell, Executive Vice President	N/A
Arthur S. Gabinet, General Counsel	Please see below for Bio from SAI.
Brian William Wixted, Senior Vice President, Treasurer	N/A
Christopher Leavy, Chief Investment Officer, Equities	N/A
Arthur Steinmetz, Chief Investment Officer, Fixed Income	N/A
David Matthew Pfeffer, Senior Vice President, CFO	N/A

Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (since January 2011); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005).

    *      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Pacific Investment Management Company LLC (“PIMCO”)	Sub-Adviser to Transamerica Total
840 Newport Center Drive, Suite 300	Return and Transamerica Real Return
Newport Beach, CA 92660	TIPS

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Mohamed A. El Erian, Managing Director, Chief Executive Officer and Co-Chief Investment Officer	Board Member of Petersen Institute for International Economics, Member of the Advisory Board of International Center for Research on Women and Roubini Global Economics, Chairman of the Microsoft Investment Advisory Board

William H. Gross, Managing Director, Founder and Co-Chief Investment Officer	N/A

Douglas M. Hodge, Managing Director, Chief Operating Officer	Board Member of the Executive Committee for Allianz Global Investors AG

David C. Lown, Managing Director, Chief Administrative Officer	N/A

Chris P. Dialynas, Managing Director, Portfolio Manager	N/A

David C. Flattum, Managing Director, General Counsel	N/A

Jennifer E. Durham, Executive Vice-President, Chief Compliance Officer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Ranger Investment Management, L.P. (“Ranger”)	Sub-Adviser to Transamerica Small Cap Growth
300 Cresent Court, Suite 1100
Dallas, TX 75201

Ranger International Management, L.P. (“Ranger International”)	Sub-Adviser to Transamerica Income & Growth
300 Cresent Court, Suite 1100
Dallas, TX 75201

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Joseph W. Thompson, III, Chief Operating Officer and Chief Financial Officer	N/A
K. Scott Canon, President	N/A
Nimrod J. Hacker, General Counsel	N/A
Thomas E. Burson, Chief Compliance Officer	N/A
W. Conrad Doenges, Portfolio Manager and Limited Partner	N/A
Andrew F. Hill, Sector Manager	N/A
Joseph T. LaBate, Sector Manager	N/A
Brian E. Graeme, Sector Manager	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Schroder Investment Management North America Inc. (“Schroders”) 875 Third Avenue 22nd Floor New York, NY 10022- 6225	Sub-Adviser to Transamerica International Small Cap

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Alan Brown, Director and Chief Investment Officer	N/A
Stephen M. DeTore, Director and Chief Compliance Officer	N/A
Jamie Dorrien-Smith, Director, Chief Executive Officer and Chairman	N/A
Mark A. Hemenetz, Director and Chief Operating Officer	N/A
Virginie Maisonneuve, Director and Head of Global and International	N/A
Equities
Carin F. Muhlbaum, General Counsel, Chief Administrative Officer	N/A
and Assistant Secretary
Hugo Macey, Director and Financial Controller	N/A
Patricia Woolridge, Secretary	N/A

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Systematic Financial Management LP (“Systematic”)	Sub-Adviser to Transamerica Small/Mid
300 Frank W. Burr Blvd.	Cap Value
7th Floor Glenpointe East
Teaneck, NJ 07666

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Ronald M. Mushock, Portfolio Manager and Managing Partner	N/A
Karen E. Kohler, Chief Operating Officer, Chief Compliance Officerand Managing Partner	N/A
D. Kevin McCreesh, Chief Investment Officer, Portfolio Managerand Managing Partner	N/A
Kenneth Burgess, Portfolio Manager and Managing Partner	N/A
Gregory B. Wood, Head Trader and Managing Partner	N/A
Eoin E. Middaugh, Portfolio Manager and Managing Partner	N/A

*      *      *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Third Avenue Management LLC (“Third Avenue”)	Sub-Adviser to Transamerica Value
622 Third Avenue
New York, NY 10017

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Martin J. Whitman, Chairman of Third Avenue Trust	Director of Nabors Industries, Inc.
and Third Avenue Variable Series Trust	(3/91 to present) Adjunct Professor at Columbia
University (current)

David M. Barse, President and Chief Executive Officer of Third	Director of Covanta Holding Corporation (7/96
Avenue Management LLC and M.J. Whitman LLC	to present); Trustee of Manifold Capital Holdings,
President, Chief Executive Officer and Trustee of	Inc. (3/01 to present) and Trustee of Brooklyn Law
Third Avenue Trust and Third Avenue	School.
Variable Series Trust

Vincent J. Dugan, Chief Financial Officer of Third Avenue	N/A
Management LLC, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC

W. James Hall, General Counsel and Secretary of Third Avenue Management LLC, Third Avenue Trust, Third Avenue Variable Series Trust and M.J. Whitman LLC	N/A

Joseph Reardon, Chief Compliance Officer of Third Avenue Management LLC, Third Avenue Trust, and Third Avenue Variable Series Trust	N/A

Michael Buono, Controller of Third Avenue Management LLC, Third Avenue Trust and Third Avenue Variable Series Trust	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Thompson, Siegel & Walmsley LLC (“TS&W”) 6806 Paragon Place, Suite 300 Richmond, VA 23230	Sub-Adviser to Transamerica International Equity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Lawrence E. Gibson, Manager/Co-CEO/Chairman	N/A
Horace P. Whitworth, Manager/Co-CEO/CFO/President	N/A
Frank H. Reichel, Manager/Chief Investment Officer	N/A
Herbert B. Thomson, Manager/Secretary	N/A
Linda T. Gibson, Manager	N/A
Jessica L. Thompson, Chief Compliance Officer	N/A
Lori N. Anderson, Risk Manager/Director of Operations	N/A
Cheryl M. Mounce, Treasurer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Thornburg Investment Management, Inc. (“Thornburg”) 2300 North Ridgetop Road Santa Fe, NM 87506	Sub-Adviser to Transamerica International Value Opportunities

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Garrett Thornburg, Chairman	Chairman, Thornburg Securities Corp.; President and Director, Thornburg Mortgage Advisory Corp.; Chairman, Thornburg Investment Trust
Brian McMahon, President, CEO, CIO	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Transamerica Asset Management, Inc. (“TAM”)	Investment Adviser to Registrant
570 Carillon Parkway
St. Petersburg, FL 33716

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
Thomas A. Swank, Director, Chairman of the Board, President and Chief Executive Officer	N/A

Christopher A. Staples, Director, Senior Vice President and Chief Investment Officer, Advisory Services	N/A

Dennis P. Gallagher, Director, Senior Vice President, General Counsel, Secretary and Operations	N/A

Timothy S. Galbraith, Senior Vice President and Chief Investment Officer, Alternative Investments	N/A

Todd R. Porter, Senior Vice President and Chief Investment Officer, Asset Allocation	N/A

Karen D. Heburn, Senior Vice President, Chief Financial Officer and Treasurer	N/A

T. Gregory Reymann, II, Vice President, Chief Compliance Officer and Chief Risk Officer	N/A

Margaret A. Cullem-Fiore, Vice President and Senior Counsel	N/A

Robert S. Lamont, Jr., Vice President and Senior Counsel	N/A

Elizabeth Strouse, Vice President	N/A

Ranjit Bhatia, Vice President	N/A

Williams Nobles, Vice President	N/A

Jonathan Oldroyd, Vice President	N/A

Angelo Ojeda, Vice President	N/A

Pratik Patel, Vice President	N/A

Anthony D. Pedata, Senior Compliance Officer	N/A

Amy Powell, Vice President	N/A

Kudzai Sihlangu, Vice President	N/A

Kristina L. Bartscht, Assistant Vice President and Advertising Manager	N/A

Sarah L. Bertrand, Assistant Vice President	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Water Island Capital, LLC (“WIC”)	Sub-Adviser to Transamerica
41 Madison Avenue, 42nd Floor	Arbitrage Strategy
New York, NY 10010

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years
John S. Orrico, Managing Member	N/A
Matthew Hemberger, Elected Manager; Chief Compliance Officer	N/A

* * *

Name and Business Address of the Adviser	Connection of the Adviser to the Registrant
Wellington Management Company, LLP (“Wellington Management”)	Sub-Adviser to
280 Congress Street	Transamerica Emerging
Boston, MA 02210	Markets, Transamerica Quality Value,
Transamerica Diversified Equity

Name of each Director, Officer or Partner of the Adviser	Any other Business, Profession, Vocation or Employment of a Substantial Nature of the Adviser (and each director, officer or partner of the adviser thereof) within the Last Two Fiscal Years

Charles S. Argyle. Managing Director, Partner, and Executive Committee Member	N/A
Louis Chabrier, Senior Vice President, Partner, and Executive Committee Member	N/A
Cynthia M. Clarke, Senior Vice President, Partner, and Chief Legal Officer	N/A
Wendy M. Cromwell, Senior Vice President, Partner, and Executive Committee Member	N/A
Ray E. Helfer, Managing Director, Partner, and Executive Committee Member	N/A
Saul J. Pannell, Senior Vice President, Partner, and Executive Committee Member	N/A
Phillip H. Perelmuter, Senior Vice President, Managing Partner, and Executive Committee Member	N/A
Edward J. Steinborn, Senior Vice President, Partner, and Chief Financial Officer	N/A
Brendan J. Swords, Senior Vice President, Managing Partner, and Executive Committee Member	N/A
Robert J. Toner, Vice President and Interim Chief Compliance Officer	N/A
Perry M. Traquina, President, Chief Executive Officer, Managing Partner, and Executive Committee Member	N/A
Vera M. Trojan, Senior Vice President, Partner, and Executive Committee Member	N/A

* * *

Item 32 Principal Underwriter

(a)

The Registrant has entered into an Underwriting Agreement with Transamerica Capital, Inc. (“TCI”), whose address is

4600 South Syracuse Street, Suite 1100, Denver, Colorado, 80287 to act as the principal underwriter of Fund shares.

(b)	Directors and Officers of TCI:

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant
David W. Hopewell	(1)	Director	N/A
Thomas A. Swank	(1)	Director	Director, President and Chief Executive Officer
David R. Paulsen	(1)	Chief Executive Officer and Chief Sales Officer
Michael Brandsma	(2)	Director, President and Chief Financial Officer	N/A
Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer	N/A
David R. Paulsen	(2)	Director, Chief Sales Officer	N/A

Name	Location	Positions and Offices with Underwriter	Positions and Offices with Registrant
Carrie N. Powicki	(1)	Secretary	N/A
		Vice President and Chief	N/A
Courtney John	(2)	Compliance Officer
Karen D. Heburn	(4)	Vice President	N/A
Wesley J. Hodgson	(2)	Vice President	N/A
Karen R. Wright	(5)	Treasurer	N/A
Amy Angle	(1)	Assistant Vice President	N/A
Dennis P. Gallagher	(4)	Assistant Vice President	Vice President, General Counsel and Secretary
Elizabeth Belanger	(6)	Assistant Vice President	N/A
Margaret A. Cullem-Fiore	(4)	Assistant Vice President	Assistant Secretary
Christy Post-Rissin	(4)	Assistant Vice President	N/A
Brenda L. Smith	(4)	Assistant Vice President	N/A
Darin D. Smith	(1)	Assistant Vice President	N/A
Lisa Wachendorf	(1)	Assistant Vice President	N/A
Arthur D. Woods	(4)	Assistant Vice President	N/A
Erin K. Burke	(1)	Assistant Secretary	N/A

(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(2) 4600 South Syracuse Street, Suite 1100, Denver, CO 80237

(3) 400 West Market Street, Louisville, KY 40237

(4) 570 Carillon Parkway, St. Petersburg, FL 33716-1202

(5) 1111 North Charles Street, Baltimore, MD 21201

(6) 440 Mamaroneck Avenue, Harrison, NY 10528

Item 33 Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

(a)	Shareholder records are maintained by the Registrant’s transfer agent, Transamerica Fund Services, Inc., 570 Carillon Parkway, St. Petersburg, FL 33716.
(b)

All other accounting records of the Registrant are maintained at the offices of the Registrant at 570 Carillon Parkway, St. Petersburg, Florida 33716 and are in the physical possession of the officers of the Fund, or at the offices of the Custodian: State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.

Item 34 Management Services

The Registrant has no management-related service contract that is not discussed in Part I of this form. See the section of the Prospectus entitled “Investment Advisory and Other Services” for a discussion of the management and advisory services furnished by AQR; AUIM; Belle Haven; BlackRock; BlackRock Financial; BNP; Clarion; ClariVest; First Quadrant; GSAM; Hansberger; ICAP; Jennison; JPMorgan; LCS, Logan Circle; Lombardia; Loomis; MFS; Morningstar; MSIM; Neuberger; Oppenheimer; PIMCO; Ranger; Ranger International; Schroders; Systematic; TAM; Third Avenue; Thornburg; TS&W; WIC; and Wellington Management, pursuant to the Investment Advisory Agreements, the Sub-Advisory Agreements, the Administrative Services Agreement and the Underwriting Agreement.

Item 35 Undertakings

Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933; and Transamerica Funds has duly caused this Post-Effective Amendment No. 160 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 30th day of August, 2012.

TRANSAMERICA FUNDS

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 160 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank	President and Chief	August 30, 2012
Thomas A. Swank	Executive Officer

/s/ Sandra N. Bane	Trustee	August 30, 2012
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	August 30, 2012
Leo J. Hill*

/s/ David W. Jennings	Trustee	August 30, 2012
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	August 30, 2012
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	August 30, 2012
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	August 30, 2012
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	August 30, 2012
Joyce G. Norden*

/s/ Patricia L. Sawyer	Trustee	August 30, 2012
Patricia L. Sawyer*

/s/ John W. Waechter	Trustee	August 30, 2012
John W. Waechter*

/s/ Alan F. Warrick	Trustee	August 30, 2012
Alan F. Warrick*

/s/ Elizabeth Strouse	Vice President, Treasurer and	August 30, 2012
Elizabeth Strouse	Principal Financial Officer

/s/ Dennis P. Gallagher		August 30, 2012

* By:	Dennis P. Gallagher
Dennis P. Gallagher**

** Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 160 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No.  033-02659

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

Item 28

Not Applicable